Putnam
New York
Tax Exempt
Opportunities Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

5-31-99


[LOGO: BOSTON * LONDON * TOKYO]



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

Because of their limited attractiveness to non-U.S. investors, municipal bonds did not experience the turbulence endured by taxable bonds in the wake of last fall's global flight to quality. Instead, for U.S. investors, municipals have provided unusually handsome current income both in real terms, thanks to low inflation, and relative to after-tax returns on taxable securities, especially for higher-bracket taxpayers.

In the prevailing environment, David Hamlin, who manages Putnam New York Tax Exempt Opportunities Fund, has been focusing on generating maximum current income without undue risk to principal. He has done this primarily through careful selection of portfolio holdings and strategies aimed at risk reduction.

In the following report, Dave explains these strategies in detail as he reviews your fund's performance during the first half of fiscal 1999. Then he offers his current thinking about prospects for the fiscal year's second half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
July 21, 1999



Report from the Fund Manager

David E. Hamlin

Rising interest rates are not good news for bond investors, but the impact of this news in the municipal bond market was somewhat deflected in the face of steady demand for municipals and shrinking supply. Recently, long-term Treasuries edged past 6% for the first time in more than a year. Long-term municipal bond yields have risen too but not as dramatically, illustrating the resistance of the municipal market to a rise in interest rates. On June 2, 1999, the 30-year municipal bond yielded 5.375% -- 89.5% of the Treasury yield -- which is clearly still an attractive ratio. In this uncertain rate environment Putnam New York Tax Exempt Opportunities Fund maintained a relatively stable share price while continuing to deliver an attractive level of income.

Total return for 6 months ended 5/31/99

        Class A           Class B           Class M
     NAV       POP     NAV      CDSC     NAV       POP
----------------------------------------------------------------
     0.65%    -4.14%   0.22%   -4.69%    0.50%    -2.78%
----------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods begins on page 6.


This year's climbing interest rates continued to take their toll on new-issue volume, as the national supply fell 40% compared with the spring of 1998. On the demand side, cash flow into municipal bonds has increased -- a by-product of a volatile stock market and investors' need to rebalance their portfolios. The ensuing supply/demand relationship is positive for the municipal bond market and strengthens the resistance of municipal bonds to rising interest rates.


[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Education            12.3%

Health care/
hospitals            12.2%

Transportation       12.0%

Utilities            10.3%

Water and
sewerage              5.5%

Footnote reads:
*Based on net assets as of 5/31/99. Holdings will vary over time.


As interest rates have moved up, we have been increasing maturities incrementally in order to lock in higher rates. We cannot predict when interest rates will reach their peak, but we do believe that this is a good time to begin this process.

* FOCUS ON INCREASING INCOME

Some examples of our quest for longer maturities can be seen through the acquisition of Oneida County Industrial Development Authority bonds for the St. Elizabeth Medical Center. We also purchased Huntington County Housing Authority revenue bonds, which carry a 6% coupon, issued for the Gurwin Senior Residences. Another solid yield opportunity was seen in bonds issued by Chautauqua County Industrial Development Authority for Women's Christian Association. These bonds carry a 6.40% coupon and do not mature until 2029, although they are optionally callable in 2009.

The economy's strength continues to provide solid underpinnings for the airline industry. We recently purchased the one and only issue of industrial development revenue bonds from British Airways (New York City Industrial Development Agency), which offered an attractive yield. We also added bonds issued by the Onondaga County Industrial Development Agency to finance the building of a cardboard recycling plant. The Solvay Paper Company's revenues will pay the principal and interest on these bonds.


[GRAPHIC OMITTED: pie chart CREDIT QUALITY OVERVIEW]

CREDIT QUALITY OVERVIEW*

A -- 23.8%

Baa/BBB -- 18.1%

Ba/BB and below -- 16.5%

Aaa/AAA -- 34.0%

Aa/AA -- 7.6%

Footnote reads:
* As a percentage of market value as of 5/31/99. A bond rated BBB/Baa or higher is considered investment grade. Percentages may include unrated bonds considered by Putnam Management to be of comparable quality. Ratings will vary over time.


As revenue bonds, all these holdings are self-funding, with user fees paid by consumers serving as the source of the bonds' payments to investors. While these holdings and others discussed in this report were viewed favorably as of the end of the period, all are subject to review in accordance with the fund's investment strategy and may vary in the future.

* WALL STREET PROFITS LINKED TO STATE, CITY WELL-BEING

In general, the New York State and New York City economies have been extremely robust over the semiannual period. However, part of the strength of the state's economy also reflects national trends. Consumers in general are confident. The Federal Reserve Board successfully calmed the markets during last fall's financial crisis and the equity markets, though turbulent, continue to advance.


"Though municipal bonds aren't the conspicuous value they were last year -- when yields on Treasury bonds and municipals were nearly identical -- tax-free bonds are still attractive."

-- Forbes, April 5, 1999


Mayor Rudolph Giuliani has done a superb job of keeping New York City's fiscal house in order. As this report was being written, the city had an unusually large $2 billion budget surplus. It is interesting that much of the city's and state's revenues are directly linked to the direction of Wall Street's financial markets. If the financial markets are doing well and investors and the brokerage houses are making profits, the tax coffers all around New York fill up quickly.


A closer look at municipal credit ratings

Rating agencies such as Moody's Investors Service and Standard & Poor's assign ratings to municipal issuers based on an in-depth analysis of the issuer's financial condition and management, economic and debt characteristics, and the specific revenue sources securing the bond. The highest ratings are Aaa (Moody's) and AAA (Standard & Poor's). Bonds rated in the Baa/BBB category or higher (A and Aa/AA) are considered to be investment grade. Securities in the Ba/BB group and below are considered to be below investment grade or high yield. If you look at "The fund's portfolio" in the back of this report, you will see ratings next to each issuer's name. The pie chart on page 3 summarizes this listing to give you a sense of the portfolio's overall quality.

Sometimes smaller bonds are not rated because the cost of obtaining a rating is not justifiable. Unrated bonds can still offer attractive investment opportunities and may end up in your fund's portfolio. In such a case, Putnam's analysts perform their own ratings and the bonds are identified in the portfolio listing by a /P rating.


Concerns are gradually beginning to surface about the effects of Y2K and Medicare reform proposals on certain sectors of the municipal bond market. Such concerns are one reason why we have always considered security selection and credit analysis crucial as a fundamental investment strategy of each of our funds. In our view, opportunity comes from choosing bonds correctly, not from overall sector performance. Security and credit research becomes even more important when we invest in bonds that carry ratings below investment grade. These are the bonds that can add tremendously to a fund's income level, but they also mean taking on greater credit risk and require the most meticulous research efforts.

* OUTLOOK: INFLATION SLIGHTLY HIGHER BUT STILL LOW

With some indications that inflation may be starting to rise, the consumer price index is moving toward an annualized core inflation rate of approximately 2%. Since inflation in 1998 was practically nonexistent, a move to 2% may seem tremendous but is actually still well below the 4% that has generally been considered average. Despite some signs of inflation, we still live in a strong economy in a deflationary world in which many prices are falling. Just look at online stock trading prices and the discounts available from online bookstores for evidence of deflation.

It is important to keep inflation in mind when investors determine what constitutes a good rate of return. Simply put, a yield of 6% with 2% inflation is still a solid return, especially once the psychology of an advancing stock market begins to shift. When that happens, a steady 4% after-tax, after-inflation yield looks exceptionally good in addition to the benefit of substantially less volatility.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 5/31/99, there is no guarantee the fund will continue to hold these securities in the future.



Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam New York Tax Exempt Opportunities Fund is designed for investors seeking a high level of current income free from federal, state, and city personal income tax.



TOTAL RETURN FOR PERIODS ENDED 5/31/99

                         Class A            Class B            Class M
(inception dates)       (11/7/90)          (2/1/94)           (2/10/95)
                      NAV       POP      NAV      CDSC      NAV       POP
---------------------------------------------------------------------------
6 months              0.65%    -4.14%    0.22%   -4.69%     0.50%    -2.78%
---------------------------------------------------------------------------
1 year                3.14     -1.78     2.47    -2.44      2.94     -0.42
---------------------------------------------------------------------------
5 years              38.07     31.51    33.48    31.48     35.61     31.21
Annual average        6.66      5.63     5.95     5.63      6.28      5.58
---------------------------------------------------------------------------
Life of fund         79.62     71.17    69.03    69.03     74.02     68.38
Annual average        7.08      6.48     6.32     6.32      6.69      6.28
---------------------------------------------------------------------------


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 5/31/99

                       Lehman Bros. Municipal              Consumer
                             Bond Index                   price index
----------------------------------------------------------------------------
6 months                        0.80%                        1.34%
----------------------------------------------------------------------------
1 year                          4.67                         2.09
----------------------------------------------------------------------------
5 years                        41.51                        12.68
Annual average                  7.19                         2.42
----------------------------------------------------------------------------
Life of fund                   90.98                        24.49
Annual average                  7.83                         2.59
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% and 3.25% respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, which have been adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.


PRICE AND DISTRIBUTION INFORMATION 6 MONTHS ENDED 5/31/99

                                 Class A        Class B         Class M
------------------------------------------------------------------------------
Distributions (number)              6              6               6
------------------------------------------------------------------------------
Income                          $0.22366       $0.19378        $0.20958
------------------------------------------------------------------------------
Capital gains1
 Long-term                       0.00200        0.00200         0.00200
------------------------------------------------------------------------------
 Short-term                      0.00500        0.00500         0.00500
------------------------------------------------------------------------------
 Total                          $0.23066       $0.20078        $0.21658
------------------------------------------------------------------------------
Share value:                   NAV     POP         NAV        NAV     POP
------------------------------------------------------------------------------
11/30/98                       $9.19   $9.65      $9.19       $9.18   $9.49
------------------------------------------------------------------------------
5/31/99                         9.02    9.47       9.01        9.01    9.31
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate2          5.09%   4.84%      4.43%       4.78%   4.63%
------------------------------------------------------------------------------
Taxable equivalent3             9.05    8.60       7.87        8.50    8.23
------------------------------------------------------------------------------
Current 30-day SEC yield4       4.07    3.87       3.41        3.77    3.65
------------------------------------------------------------------------------
Taxable equivalent5             7.23    6.88       6.06        6.70    6.49
------------------------------------------------------------------------------

1 Capital gains, if any, are taxable for federal and, in most cases, state tax purposes. For some investors, investment income may also be subject to the federal alternative minimum tax. Investment income may be subject to state and local taxes.

2 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

3 Assumes maximum 43.74% combined federal and state tax rate. Results for investors subject to lower tax rates would not be as advantageous.

4 Based only on investment income, calculated using SEC guidelines.

5 Assumes maximum 45.77% combined federal, state, and city tax rate.
  Results for investors subject to lower tax rates would not be as advantageous.


TOTAL RETURN FOR PERIODS ENDED 6/30/99 (most recent calendar quarter)

                       Class A            Class B            Class M
(inception dates)     (11/7/90)          (2/1/94)           (2/10/95)
                    NAV       POP      NAV      CDSC      NAV       POP
----------------------------------------------------------------------------
6 months           -1.40%    -6.11%   -1.60%   -6.42%    -1.44%    -4.67%
----------------------------------------------------------------------------
1 year              1.09     -3.73     0.56    -4.26      0.90     -2.40
----------------------------------------------------------------------------
5 years            35.84     29.35    31.50    29.50     33.39     29.04
Annual average      6.32      5.28     5.63     5.31      5.93      5.23
----------------------------------------------------------------------------
Life of fund       76.60     68.29    66.30    66.30     71.05     65.51
Annual average      6.80      6.21     6.06     6.06      6.41      6.00
----------------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. They do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.


Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the 4.75% maximum sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.


Comparative benchmarks

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs and may pose different risks than the fund. Securities in the fund do not match those in the index and performance will differ. It is not possible to invest directly in an index.


A guide to the financial statements

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price is determined. All investment and non-investment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the amounts listed in the Statement of Operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-ended funds, a separate table is provided for each share class.




The fund's portfolio
May 31, 1999 (Unaudited)


KEY TO ABBREVIATIONS
AMBAC            -- AMBAC Indemnity Corporation
FGIC             -- Financial Guaranty Insurance Company
FHA Insd.        -- Federal Housing Administration Insured
FRB              -- Floating Rate Bonds
G.O. Bonds       -- General Obligation Bonds
IFB              -- Inverse Floating Rate Bonds
MBIA             -- Municipal Bond Investors Assurance Corporation
U.S. Govt. Coll. -- U.S. Government Collateralized


MUNICIPAL BONDS AND NOTES (98.1%) (a)
PRINCIPAL AMOUNT                                                                                RATING(RAT)          VALUE
New York (94.9%)
--------------------------------------------------------------------------------------------------------------------------
         $3,400,000  Battery Park, City Auth. Rev. Bonds, Ser. A, AMBAC,
                       5 1/2s, 11/1/16                                                          Aaa         $    3,527,500
          2,000,000  Chautauqua Cnty., Indl. Dev. Agcy. Rev. Bonds
                       (Womans Christian Assn.), Ser. A, 6.4s, 11/15/29                         B+/P             1,972,500
          5,000,000  Erie Cnty., Indl. Dev. Life Care Cmnty. Rev. Bonds
                       (Episcopal Church Home), Ser. A, 6s, 2/1/28                              B+/P             4,981,250
          2,250,000  Essex Cnty., Indl. Dev. Agcy. Rev. Bonds
                       (Intl. Paper Co.), Ser. A, 6.15s, 4/1/21                                 A3               2,376,563
          2,000,000  Huntington, Hsg. Auth. Sr. Hsg. Fac. Rev. Bonds
                       (Gurwin Jewish Sr. Residences), Ser. A, 6s, 5/1/29                       B+/P             1,970,000
          2,475,000  Ithaca, Hsg. Corp. Mtge. Rev. Bonds
                       (Eddygate Park Apts.), 9s, 6/1/06                                        BBB+/P           2,581,475
          2,650,000  Jefferson Cnty., Indl. Dev. Agcy. Solid Waste Disp.
                       Rev. Bonds (Champion Intl. Corp.), 7.2s, 12/1/20                         Baa1             2,898,438
          1,360,000  Lockport, Hsg. Dev. Corp. Rev. Bonds
                       (Urban Park Towers), Ser. A, 6s, 10/1/18                                 Baa2             1,405,900
          5,000,000  Long Island, Pwr. Auth. NY Elec. Syst. IFB, 7.07s,
                       12/1/24 (acquired 5/19/98, cost $5,433,000) (RES)                        A-/P             5,468,750
          5,000,000  Long Island, Pwr. Auth. NY Elec. Syst. Rev. Bonds,
                       FRB, Ser. 65, MBIA, 6.34s, 4/1/12
                       (acquired 11/3/98 cost $5,422,100) (RES)                                 AAA              5,218,750
          2,500,000  Metropolitan Trans. Auth. Dedicated Tax Fund
                       Rev. Bonds, Ser. A, MBIA, 6 1/4s, 4/1/11                                 Aaa              2,828,125
                     Nassau Cnty., G.O. Bonds, Ser. A
          1,000,000    FGIC, 6s, 7/1/13                                                         Aaa              1,115,000
          2,300,000    FGIC, 6s, 7/1/11                                                         Aaa              2,555,875
          5,000,000  Niagara Falls NY City Schl. Dist. , 5 7/8s, 6/15/19                        Baa3             5,193,750
                     NY City, G.O. Bonds
          1,470,000    Ser. D, 8 1/4s, 8/1/11 (Prerefunded)                                     Aaa              1,626,188
            210,000    Ser. D, 8 1/4s, 8/1/11                                                   A3                 229,950
            300,000    Ser. B, 8 1/4s, 6/1/05                                                   A3                 359,250
          3,360,000    Ser. E, U.S. Govt. Coll., 7.6s, 2/1/05 (Prerefunded)                     A3               3,717,000
             95,000    Ser. E, 7.6s, 2/1/05                                                     A3                 104,500
          4,685,000    Ser. F, U.S. Govt. Coll., 7.6s, 2/1/05 (Prerefunded)                     A3               5,182,781
             45,000    Ser. F, 7.6s, 2/1/05                                                     A3                  49,500
          1,800,000    Ser. H, 6s, 8/1/17                                                       A3               1,944,000
          2,750,000    Ser. J, 6s, 8/1/17                                                       A3               2,970,000
          2,000,000    Ser. I, 5 7/8s, 3/15/14                                                  A3               2,135,000
          1,000,000  NY City, G.O. Bonds, IFB, AMBAC, 8.47s, 9/1/11                             Aaa              1,130,000
                     NY City, Indl. Dev. Agcy. Civic Fac. Rev. Bonds
          8,020,000    (Parking Corp.), 8 1/2s, 12/30/22                                        BB-/P            9,112,725
          1,750,000    (The Lighthouse Inc.), 6 1/2s, 7/1/22                                    Aa2              1,909,688
                     NY City, Indl. Dev. Agcy. Rev. Bonds
          5,000,000    (Visy Paper Inc.), 7.95s, 1/1/28                                         B/P              5,550,000
          5,000,000    (Brooklyn Navy Yard Cogen. Partners),
                       6.2s, 10/1/22                                                            Baa3             5,518,750
          1,250,000    (Field Hotel Assoc.), 6s, 11/1/28                                        B/P              1,243,750
          2,940,000    (Brooklyn Navy Yard Cogen. Partners),
                       5.65s, 10/1/28                                                           Baa3             2,965,725
                     NY City, Indl. Dev. Agcy. Special Fac. Rev. Bonds
          4,000,000    (American Airlines, Inc.), 6.9s, 8/1/24                                  Baa1             4,395,000
          1,250,000    (British Airways), 5 1/4s, 12/1/32                                       A2               1,206,250
                     NY City, Muni. Wtr. & Swr. Fin. Auth. Rev. Bonds
          5,000,000    MBIA, 6.82s, 6/15/13                                                     Aaa              5,262,500
          5,000,000    Ser. A, 4 3/4s, 6/15/31                                                  Aaa              4,568,750
          1,000,000  NY City, Transitional Fin. Auth. Rev. Bonds, Ser. C,
                       5s, 5/1/26                                                               AA                 957,500
                     NY State Dorm. Auth. Rev. Bonds
            170,000    (City U.), Ser. D, 8 3/4s, 7/1/03                                        Baa1               199,113
            835,000    (NY Dept of Ed.), 7 3/4s, 7/1/21                                         Baa1               915,369
          5,000,000    (State U. Edl. Fac.), Ser. A, 7 1/2s, 5/15/13                            A3               6,262,500
          1,605,000    (Cornell U.), Ser. A, 7 3/8s, 7/1/30                                     Aa2              1,695,426
          6,000,000    (Cornell U.), Ser. A, 7 3/8s, 7/1/20                                     Aa2              6,338,040
            500,000    (Wildwood School), 7.3s, 7/1/15                                          AAA/P              543,750
          2,050,000    (Our Lady Of Mercy), 6.3s, 8/1/32                                        Aaa              2,170,438
          2,650,000    (City U. Syst.), Ser. A, FGIC, 5 3/4s, 7/1/09                            Aaa              2,899,869
          1,310,000    (Mental Hlth. Svcs. Fac.), Ser. B, MBIA,
                       5 3/4s, 7/1/09                                                           AAA              1,429,538
          5,000,000    (Hlth. Facs.), Ser. 1, 4 3/4s, 1/15/29                                   Aaa              4,562,500
          4,000,000    (St. John's U.), MBIA, 4 3/4s, 7/1/28                                    Aaa              3,675,000
            725,000    (State U. Edl. Fac.), Ser. B, zero %, 5/15/09                            A3                 453,125
                     NY State Energy Res. & Dev. Auth. Elec. Fac.
                       Rev. Bonds (Long Island Lighting Co.)
          1,470,000    Ser. A, 7.15s, 12/1/20 (Prerefunded)                                     A-               1,620,675
            530,000    Ser. A, 7.15s, 12/1/20                                                   Aaa                581,675
          1,185,000    Ser. A, 7.15s, 6/1/20                                                    A1               1,300,538
            420,000    Ser. A, 7.15s, 6/1/20 (Prerefunded)                                      A-                 464,100
             70,000    Ser. B, 7.15s, 9/1/19 (Prerefunded)                                      A-                  77,350
            160,000    Ser. B, 7.15s, 9/1/19                                                    Aa1                175,600
                     NY State Energy Res. & Dev. Auth. Gas Fac. IFB
                       (Brooklyn Union Gas Co.)
          2,000,000    Ser. B, 10.233s, 7/1/26                                                  A1               2,550,000
          3,500,000    8.65s, 4/1/20                                                            A1               4,335,625
                     NY State Energy Res. & Dev. Auth. Poll. Control
                       Rev. Bonds
          1,000,000    (Hudson Gas), Ser. A, FGIC, 7 3/8s, 10/1/14                              Aaa              1,042,280
          1,700,000    (Hudson Gas), Ser. B, FGIC, 7 3/8s, 10/1/14 (SEG)                        Aaa              1,771,876
          1,750,000    (Niagra Mohawk Pwr. Corp.), Ser. A, FGIC,
                       7.2s, 7/1/29                                                             Aaa              2,008,125
          1,000,000    (Lilco Project), Ser. B, 5.15s, 3/1/16                                   A-               1,000,490
          1,250,000  NY State Energy Res. & Dev. Auth. Rev. Bonds
                       (Cons. Edison Co. of NY, Inc.), Ser. C,
                       7 1/4s, 11/1/24                                                          A1               1,273,175
                     NY State Env. Fac. Corp. Poll. Ctrl. Rev. Bonds
          1,000,000    Ser. B, 7 1/2s, 3/15/11                                                  Aa1              1,030,540
            210,000    7s, 6/15/12                                                              Aaa                225,488
          6,975,000    7s, 6/15/12 (Prerefunded)                                                Aaa              7,550,438
          2,720,000    (State Wtr. Revolving Fund), Ser. A,
                       5 7/8s, 6/15/14                                                          Aa2              2,886,600
                     NY State Hsg. Fin. Agcy. Rev. Bonds
             50,000    Ser. A, 7 1/4s, 9/15/12                                                  Baa1                54,438
            450,000    Ser. A, 7 1/4s, 9/15/12 (Prerefunded)                                    Aaa                497,813
                     NY State Med. Care Fac. Fin. Agcy. Rev. Bonds
            120,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/08                       A3                 127,350
            275,000    (Mental Hlth. Svcs. Fac.), Ser. B, 7 7/8s, 8/15/08
                       (Prerefunded)                                                            Aaa                294,594
             40,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7.8s, 2/15/19                         A3                  41,066
             85,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7 1/2s, 2/15/21                       A3                  90,844
            145,000    (Mental Hlth. Svcs. Fac.), Ser. A, 7 1/2s, 2/15/21
                       (Prerefunded)                                                            Aaa                156,781
            205,000    (Mental Hlth. Svcs. Fac.), Ser. D, 7.4s, 2/15/18                         A3                 223,706
            510,000    (Mental Hlth. Svcs. Fac.), Ser. D, 7.4s, 2/15/18
                       (Prerefunded)                                                            A-                 564,188
          5,750,000    (North Shore U. Hosp.), MBIA, 7.2s, 11/1/20                              Aaa              6,152,500
            700,000    (Hosp. & Nursing Home Insd. Mtge.), Ser. D,
                       FHA Insd., 6.6s, 2/15/31                                                 AAA                751,625
          4,300,000  NY State Thruway Auth. Hwy. & Bridge Trust Fund
                       Rev. Bonds, Ser. B, FGIC, 6s, 4/1/14                                     Aaa              4,724,625
                     NY State Urban Dev. Corp. Rev. Bonds
          1,685,000    (Clarkson Ctr.), 5 1/2s, 1/1/20                                          Baa1             1,743,975
          3,345,000    (Clarkson Ctr.), 5 1/2s, 1/1/15                                          Baa1             3,482,981
          2,000,000    (Syracuse U.), 5 1/2s, 1/1/15                                            Baa1             2,082,500
          5,000,000    (Ctr. for Indl. Innovation), 5 1/2s, 1/1/13                              Baa1             5,243,750
          2,600,000    (Correctional Fac.), Ser. A, 5s, 1/1/28                                  Baa1             2,447,250
          1,000,000  Oneida Cnty, Indl. Dev. Agcy. Rev. Bonds
                       (St. Elizabeth Med.), Ser. A, 5 7/8s, 12/1/29                            B+/P               971,250
          1,000,000  Onondaga Cnty., Indl. Dev. Agcy. Rev. Bonds
                       (Solvay Paperboard LLC), 7s, 11/1/30                                     B/P              1,031,250
                     Port Auth. NY & NJ Rev. Bonds
          1,100,000    (Kennedy Intl. Arpt.), 6 3/4s, 10/1/19                                   BB/P             1,203,125
          1,000,000    6 3/4s, 10/1/11                                                          BB/P             1,097,500
          2,000,000    Ser. 83, 6 3/8s, 10/15/17                                                AA-              2,140,000
                     Port Auth. NY & NJ Rev. Bonds Cons., Ser. 78
            175,000    6 1/2s, 10/15/08                                                         AA-                186,375
          4,000,000    FGIC, 5 1/4s, 1/1/14                                                     Aaa              4,095,000
          3,350,000    MBIA, 4 3/4s, 1/1/24                                                     Aaa              3,107,125
          5,755,000  Port Auth. NY & NJ Special Oblig. Rev. Bonds
                       (Continental/Eastern Laguardia), 9 1/8s, 12/1/15                         Ba2              6,208,206
          2,000,000  Suffolk Cnty., Indl. Dev. Agcy. Rev. Bonds
                       (Nissequogue Cogen Partners Fac.),
                       5 1/2s, 1/1/23                                                           BB+/P            1,982,500
          1,425,000  Valley Hlth. Dev. Corp. Mtge. Rev. Bonds, FHA,
                       11.3s, 2/1/23                                                            A                1,663,688
                                                                                                            --------------
                                                                                                               219,637,931

Puerto Rico (3.2%)
--------------------------------------------------------------------------------------------------------------------------
          4,700,000  Cmnwlth. of PR, Hwy. & Trans. Auth. IFB, Ser. W,
                       6.257s, 7/1/08                                                           A                5,146,500
          1,000,000  Cmnwlth. of PR, Hwy. & Trans. Auth. Rev. Bonds,
                       Ser. Y, MBIA, 6 1/4s, 7/1/13                                             AAA              1,152,500
          1,000,000  PR Indl. & Env. Poll. Ctrl. Fac. Fin. Auth.
                       Rev. Bonds, 7.6s, 5/1/14                                                 A1               1,033,052
                                                                                                            --------------
                                                                                                                 7,332,052
--------------------------------------------------------------------------------------------------------------------------
                     Total Investments (cost $221,522,927) (b)                                                $226,969,983
--------------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $231,333,716.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at
      May 31, 1999 for the securities listed. Ratings are generally ascribed to securities at the time of issuance.
      While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at May 31, 1999.
      Securities rated by Putnam are indicated by "/P" and are not publicly rated.

  (b) The aggregate identified cost on a tax basis is $221,522,927, resulting in gross unrealized appreciation and depreciation of $8,123,456 and $2,676,400, respectively, or net unrealized appreciation of $5,447,056.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at May 31, 1999 was $10,687,500 or 4.6% of net assets.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at May 31, 1999.

      The rates shown on Floating Rate Bonds (FRB) are the current interest rates shown at May 31, 1999, which are subject to change based on the terms of the security.

      The rates shown on IFB which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at May 31, 1999.

      The fund had the following industry group concentrations greater than 10% at May 31, 1999 (as a percentage of net assets):

          Education        12.3%
          Health care      12.2
          Transportation   12.0
          Utilities        10.3

      The fund had the following insurance concentration greater than 10% at May 31, 1999 (as a percentage of net assets):

          MBIA             12.5%


-------------------------------------------------------------------------------
Futures Contracts Outstanding at May 31, 1999 (Unaudited)
                                     Aggregate Face    Expiration   Unrealized
                         Total Value      Value           Date     Appreciation
-------------------------------------------------------------------------------
Muni Bond Future
(Short)                  $4,390,875    $4,449,087        June-99      $58,212
-------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of assets and liabilities
May 31, 1999 (Unaudited)
Assets
-----------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $221,522,927) (Note 1)                                            $226,969,983
-----------------------------------------------------------------------------------------------
Cash                                                                                    221,316
-----------------------------------------------------------------------------------------------
Interest and other receivables                                                        4,682,952
-----------------------------------------------------------------------------------------------
Receivables for securities sold                                                         398,347
-----------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                   55,000
-----------------------------------------------------------------------------------------------
Total assets                                                                        232,327,598

Liabilities
-----------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                   302,694
-----------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                              153,654
-----------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                            353,883
-----------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                               26,461
-----------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                            11,529
-----------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                              1,102
-----------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                  106,203
-----------------------------------------------------------------------------------------------
Payable for variation margin                                                             12,375
-----------------------------------------------------------------------------------------------
Other accrued expenses                                                                   25,981
-----------------------------------------------------------------------------------------------
Total liabilities                                                                       993,882
-----------------------------------------------------------------------------------------------
Net assets                                                                         $231,333,716

Represented by
-----------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                    $226,266,547
-----------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                               (90,838)
-----------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                                   (347,261)
-----------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                            5,505,268
-----------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                         $231,333,716

Computation of net asset value and offering price
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($158,942,896 divided by 17,620,430 shares)                                               $9.02
-----------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.02)*                                    $9.47
-----------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($69,909,652 divided by 7,756,599 shares)***                                              $9.01
-----------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($2,481,168 divided by 275,520 shares)                                                    $9.01
-----------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.01)**                                   $9.31
-----------------------------------------------------------------------------------------------

  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales, the offering price is reduced.

 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.

*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

    The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended May 31, 1999 (Unaudited)
Tax exempt interest income:                                                          $6,895,108
-----------------------------------------------------------------------------------------------

Expenses:
-----------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                        704,713
-----------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                          144,493
-----------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                         5,516
-----------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                          3,223
-----------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                   162,902
-----------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                   299,376
-----------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                     6,296
-----------------------------------------------------------------------------------------------
Reports to shareholders                                                                  16,250
-----------------------------------------------------------------------------------------------
Registration fees                                                                         3,267
-----------------------------------------------------------------------------------------------
Auditing                                                                                 17,846
-----------------------------------------------------------------------------------------------
Legal                                                                                     8,125
-----------------------------------------------------------------------------------------------
Postage                                                                                   5,842
-----------------------------------------------------------------------------------------------
Other                                                                                    12,922
-----------------------------------------------------------------------------------------------
Total expenses                                                                        1,390,771
-----------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                              (19,871)
-----------------------------------------------------------------------------------------------
Net expenses                                                                          1,370,900
-----------------------------------------------------------------------------------------------
Net investment income                                                                 5,524,208
-----------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                        347,290
-----------------------------------------------------------------------------------------------
Net realized gain on futures contracts (Note 1)                                         121,138
-----------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and futures during the period             (4,768,265)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                              (4,299,837)
-----------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                 $1,224,371
-----------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets
                                                                            Six months     Two months
                                                                              ended          ended        Year ended
                                                                              May 31      November 30    September 30
                                                                               1999*          1998+           1998
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
------------------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------------------
Net investment income                                                    $  5,524,208    $  1,797,711    $ 11,144,106
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                       468,428         302,049        (816,399)
------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments                                                             (4,768,265)     (2,149,643)      5,970,419
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
resulting from operations                                                   1,224,371         (49,883)     16,298,126
------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------------------
  From net investment income
    Class A                                                                (3,990,666)     (1,336,326)     (8,443,590)
------------------------------------------------------------------------------------------------------------------------
    Class B                                                                (1,434,967)       (472,302)     (2,752,969)
------------------------------------------------------------------------------------------------------------------------
    Class M                                                                   (57,753)        (18,496)       (114,274)
------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments
    Class A                                                                  (126,232)             --        (596,654)
------------------------------------------------------------------------------------------------------------------------
    Class B                                                                   (52,457)             --        (211,900)
------------------------------------------------------------------------------------------------------------------------
    Class M                                                                    (1,955)             --          (8,554)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share
transactions (Note 4)                                                      (2,112,946)        751,694      10,240,092
------------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                    (6,552,605)     (1,125,313)     14,410,277

Net assets
------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                       237,886,321     239,011,634     224,601,357
------------------------------------------------------------------------------------------------------------------------
End of period (including distributions
in excess of net investment income
of $90,838, $131,660, and
$67,872, respectively)                                                   $231,333,716    $237,886,321    $239,011,634
------------------------------------------------------------------------------------------------------------------------

 + The fiscal year end has advanced from September 30 to November 30.

 * Unaudited

   The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)

CLASS A
-----------------------------------------------------------------------------------------------------------------------------
                                           Six months
                                             ended          Two months
Per-share                                    May 31           ended
operating performance                     (Unaudited)        Nov. 30+                  Year ended September 30
-----------------------------------------------------------------------------------------------------------------------------
                                              1999             1998             1998             1997             1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $9.19            $9.27            $9.10            $8.87            $8.80
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                          .23              .07              .46              .49              .49
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                    (.17)            (.08)             .21              .23              .07
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                          .06             (.01)             .67              .72              .56
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net
investment income                             (.22)            (.07)            (.47)            (.49)            (.49)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                (.01)              --             (.03)              --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                           (.23)            (.07)            (.50)            (.49)            (.49)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                $9.02            $9.19            $9.27            $9.10            $8.87
-----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                         .65*           (0.07)*           7.55             8.33             6.48
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                            $158,943         $166,816         $168,032         $165,993         $172,170
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                      .49*             .17*            1.00              .96             1.00
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                     2.44*             .79*            5.00             5.42             5.53
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                        6.46*            9.22*           42.76           117.00           270.34
-----------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS A (continued)
-----------------------------------------------------------------------------------------------------------------------------

Per-share                                                                                             Year ended
operating performance                                                                                September 30
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 1995             1994
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                             $8.48            $9.12
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                             .52              .54
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                        .32             (.62)
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                             .84             (.08)
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                (.52)            (.54)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                     --             (.02)
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                              (.52)            (.56)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                   $8.80            $8.48
-----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                          10.27             (.89)
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                               $175,210         $175,741
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                        1.01              .98
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                        6.12             6.22
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                         120.38            13.85
-----------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B
-----------------------------------------------------------------------------------------------------------------------------
                                           Six months
                                             ended          Two months
Per-share                                    May 31           ended
operating performance                     (Unaudited)        Nov. 30+                  Year ended September 30
-----------------------------------------------------------------------------------------------------------------------------
                                              1999             1998             1998             1997             1996
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                          $9.19            $9.26            $9.09            $8.86            $8.79
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                          .19              .06              .40              .43              .43
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                    (.17)            (.07)             .21              .23              .07
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                          .02             (.01)             .61              .66              .50
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net
investment income                             (.19)            (.06)            (.41)            (.43)            (.43)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                (.01)              --             (.03)              --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                           (.20)            (.06)            (.44)            (.43)            (.43)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                $9.01            $9.19            $9.26            $9.09            $8.86
-----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                        0.22*           (0.07)*           6.86             7.63             5.78
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                             $69,910          $68,513          $68,547          $56,244          $41,795
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                      .82*             .28*            1.65             1.61             1.66
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                     2.12*             .68*            4.36             4.76             4.83
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                        6.46*            9.22*           42.76           117.00           270.34
-----------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS B (continued)
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                Year        For the period
Per-share                                                                                       ended        Feb. 1, 1994++
operating performance                                                                       September 30      to Sept. 30
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 1995             1994
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                             $8.48            $9.07
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                             .47              .32
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                                                        .31             (.60)
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                             .78             (.28)
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                (.47)            (.31)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                     --               --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                              (.47)            (.31)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                   $8.79            $8.48
-----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)                                                                           9.46            (3.06)*
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                $24,259           $8,622
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                                                        1.65             1.05*
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                                                        5.28             3.39*
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                         120.38            13.85
-----------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Financial highlights
(For a share outstanding throughout the period)

CLASS M
-----------------------------------------------------------------------------------------------------------------------------
                                 Six months
                                   ended         Two months                                                 For the period
Per-share                          May 31          ended                                                    Feb. 10, 1995++
operating performance           (Unaudited)       Nov. 30+               Year ended September 30             to Sept. 30
-----------------------------------------------------------------------------------------------------------------------------
                                    1999            1998          1998             1997             1996          1995
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $9.18           $9.25         $9.08            $8.86            $8.79         $8.51
-----------------------------------------------------------------------------------------------------------------------------
Investment operations
-----------------------------------------------------------------------------------------------------------------------------
Net investment income                .21             .07           .43              .46              .47           .31
-----------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments          (.16)           (.07)          .21              .22              .06           .29
-----------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                .05              --           .64              .68              .53           .60
-----------------------------------------------------------------------------------------------------------------------------
Less distributions:
-----------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.21)           (.07)         (.44)            (.46)            (.46)         (.32)
-----------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                      (.01)             --          (.03)              --               --            --
-----------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.22)           (.07)         (.47)            (.46)            (.46)         (.32)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.01           $9.18         $9.25            $9.08            $8.86         $8.79
-----------------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
-----------------------------------------------------------------------------------------------------------------------------
Total return at
net asset value (%)(a)              0.50*          (0.01)*        7.23             7.89             6.15          7.11*
-----------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $2,481          $2,558        $2,433           $2,365           $1,492          $299
-----------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .64*            .22*         1.30             1.26             1.30           .83*
-----------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.29*            .74*         4.71             5.09             5.03          3.21*
-----------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)              6.46*           9.22*        42.76           117.00           270.34        120.38
-----------------------------------------------------------------------------------------------------------------------------

  + The fiscal year end has advanced from September 30 to November 30.

 ++ Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995 and thereafter, includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).




Notes to financial statements
May 31, 1999 (Unaudited)

Note 1
Significant accounting policies

Putnam New York Tax Exempt Opportunities Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax and New York State and City personal income taxes by investing in a portfolio of New York tax-exempt securities which Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. believes does not involve undue risk to income or principal.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended May 31, 1999, the fund had no borrowings against the line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. The premium in excess of the call price, if any, is amortized to the call date; thereafter, the remaining excess premium is amortized to maturity. Discounts on zero coupon bonds and original issue discount are accreted according to the yield-to-maturity basis.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.60% of the first $500 million of average net assets, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.34% of the next $5 billion and 0.33% thereafter. On June 4, 1999, the Trustees approved a management fee schedule to become effective July 1, 1999, based upon the lesser of (i) an annual rate of 0.50% of the average net asset value of the fund or (ii) the initial tiers mentioned above.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended May 31, 1999, fund expenses were reduced by $19,871 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $480 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.20%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares, respectively.

For the six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $11,126 and $103 from the sale of class A and class M shares, respectively and $65,734 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended May 31, 1999, Putnam Mutual Funds Corp., acting as underwriter received $2,253 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended May 31, 1999, purchases and sales of investment securities other than short-term investments aggregated $14,915,300 and $15,461,597, respectively. Purchases and sales of short-term municipal obligations aggregated $12,650,000 and $0, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At May 31, 1999, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        661,863        $ 8,269,711
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      476,148          2,137,897
-----------------------------------------------------------------------------
                                                 1,138,011         10,407,608

Shares
repurchased                                     (1,661,858)       (15,214,749)
-----------------------------------------------------------------------------
Net decrease                                      (523,847)       $(4,807,141)
-----------------------------------------------------------------------------

                                           Two months ended November 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        299,089         $2,761,011
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       76,729            706,204
-----------------------------------------------------------------------------
                                                   375,818          3,467,215

Shares
repurchased                                       (364,706)        (3,362,686)
-----------------------------------------------------------------------------
Net increase                                        11,112         $  104,529
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class A                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,468,511        $22,614,893
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      515,561          4,727,728
-----------------------------------------------------------------------------
                                                 2,984,072         27,342,621

Shares
repurchased                                     (3,088,923)       (28,287,931)
-----------------------------------------------------------------------------
Net decrease                                      (104,851)       $  (945,310)
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        705,973         $6,457,425
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       98,252            898,481
-----------------------------------------------------------------------------
                                                   804,225          7,355,906

Shares
repurchased                                       (506,220)        (4,632,356)
-----------------------------------------------------------------------------
Net increase                                       298,005         $2,723,550
-----------------------------------------------------------------------------

                                           Two months ended November 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                        224,952         $2,070,741
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                       30,723            282,609
-----------------------------------------------------------------------------
                                                   255,675          2,353,350

Shares
repurchased                                       (200,886)        (1,849,493)
-----------------------------------------------------------------------------
Net increase                                        54,789         $  503,857
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class B                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                      2,125,903        $19,476,818
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                      197,745          1,812,031
-----------------------------------------------------------------------------
                                                 2,323,648         21,288,849

Shares
repurchased                                     (1,105,098)       (10,128,591)
-----------------------------------------------------------------------------
Net increase                                     1,218,550        $11,160,258
-----------------------------------------------------------------------------

                                                Six months ended May 31, 1999
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                          4,219           $ 38,410
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        5,092             46,708
-----------------------------------------------------------------------------
                                                     9,311             85,118

Shares
repurchased                                        (12,476)          (114,473)
-----------------------------------------------------------------------------
Net decrease                                        (3,165)          $(29,355)
-----------------------------------------------------------------------------

                                           Two months ended November 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         14,780           $135,344
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        1,556             14,294
-----------------------------------------------------------------------------
                                                    16,336            149,638

Shares
repurchased                                           (689)            (6,330)
-----------------------------------------------------------------------------
Net increase                                        15,647           $143,308
-----------------------------------------------------------------------------

                                                Year ended September 30, 1998
-----------------------------------------------------------------------------
Class M                                             Shares             Amount
-----------------------------------------------------------------------------
Shares sold                                         43,991           $402,844
-----------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                        9,902             90,644
-----------------------------------------------------------------------------
                                                    53,893            493,488

Shares
repurchased                                        (51,170)          (468,344)
-----------------------------------------------------------------------------
Net increase                                         2,723           $ 25,144
-----------------------------------------------------------------------------



Welcome to www.putnaminv.com

Now you can use your PC to get up-to-date information about your funds, learn more about investing and retirement planning, and access market news and economic outlooks from Putnam.

VISIT PUTNAM'S SITE ON THE WORLD WIDE WEB FOR:

* the benefits of investing with Putnam

* Putnam's money management philosophy

* complete fund information, daily pricing and long-term performance

* your current account value, portfolio value and transaction history

* the latest on new funds and other Putnam news

  You can also read Putnam economist Dr. Robert Goodman's commentary and Putnam's Capital Markets outlook, search for a particular fund by name or
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  The site can be accessed through any of the major online services (America
  Online, CompuServe, Prodigy) that offer web access. Of course, you can also access it via Netscape or Microsoft Internet Explorer, using an independent Internet service provider.

  New features will be added to the site regularly. So be sure to bookmark us at http://www.putnaminv.com



The Putnam family of funds

The following is a complete list of Putnam's open-end mutual funds. Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


GROWTH FUNDS

Asia Pacific Growth Fund

Capital Appreciation Fund [DBL. DAGGER]

Capital Opportunities Fund

Diversified Equity Trust

Europe Growth Fund

Global Growth Fund

Global Natural Resources Fund

Growth Opportunities Fund

Health Sciences Trust

International Growth Fund

International New Opportunities Fund

Investors Fund

New Opportunities Fund [DBL. DAGGER]

OTC & Emerging Growth Fund

Research Fund

Vista Fund

Voyager Fund

Voyager Fund II

GROWTH AND INCOME FUNDS

Balanced Retirement Fund

Convertible Income-Growth Trust

Equity Income Fund

The George Putnam Fund of Boston

Global Growth and Income Fund

The Putnam Fund for Growth and Income

Growth and Income Fund II

International Growth and Income Fund

New Value Fund

Utilities Growth and Income Fund

INCOME FUNDS

American Government Income Fund

Diversified Income Trust

Global Governmental Income Trust

High Yield Advantage Fund [DBL. DAGGER]

High Yield Trust [DBL. DAGGER]

High Yield Trust II

Income Fund

Intermediate U.S. Government
Income Fund

Money Market Fund **

Preferred Income Fund

Strategic Income Fund *

U.S. Government Income Trust

TAX-FREE INCOME FUNDS

Municipal Income Fund

Tax Exempt Income Fund

Tax Exempt Money Market Fund**

Tax-Free High Yield Fund

Tax-Free Insured Fund

State tax-free income funds [SECTION MARK]

Arizona, California, Florida, Massachusetts, Michigan, Minnesota,
New Jersey, New York, Ohio and Pennsylvania

State tax-free money market funds [SECTION MARK] **

California, New York

ASSET ALLOCATION FUNDS

Putnam Asset Allocation Funds -- three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:

Asset Allocation: Balanced Portfolio

Asset Allocation: Conservative Portfolio

Asset Allocation: Growth Portfolio

 * Formerly Putnam Diversified Income Trust II

[DBL. DAGGER] Closed to new investors. Some exceptions may apply. Contact
              Putnam for details.

[SECTION MARK] Not available in all states.

** An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the funds seek to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   Check your account balances and current performance at www.putnaminv.com.



Fund information

WEB SITE

www.putnaminv.com

INVESTMENT MANAGER

Putnam Investment Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
John A. Hill, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Jerome J. Jacobs
Vice President

David E. Hamlin
Vice President and Fund Manager

Richard A. Monaghan
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam New York Tax Exempt Opportunities Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free:
1-800-225-1581.

You can also learn more at Putnam Investments' Web site: www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.



[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
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PUTNAM
INVESTMENTS
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For account balances, economic forecasts, and the latest on Putnam funds, visit
www.putnaminv.com


SA052-53217 7/99